Share capital (Details 1) - Warrant [Member]	9 Months Ended
Sep. 30, 2017 CAD / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price at revaluation date	CAD 0.55
Risk-free interest rate	1.01%
Expected life	5 years
Annualized volatility	72.00%